Quarterly Report
November 30, 2025
SSGA Funds
State Street International Stock Selection Fund

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street International Stock Selection Fund	1
Notes to Schedule of Investments (Unaudited)	6

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.3%
AUSTRALIA — 5.3%
Brambles Ltd.	118,881	$1,873,481
Coles Group Ltd.	38,313	560,121
Helia Group Ltd.	159,758	591,224
Perenti Ltd.	203,521	390,587
Perseus Mining Ltd.	259,959	962,043
Qantas Airways Ltd.	258,675	1,690,932
Regis Resources Ltd.	107,576	520,012
Scentre Group REIT	95,491	255,190
Service Stream Ltd.	84,218	124,116
Stockland REIT	161,174	635,525
Telstra Group Ltd.	607,516	1,957,781
Ventia Services Group Pty. Ltd. (a)	228,696	883,795
		10,444,807
BELGIUM — 2.3%
Ageas SA	25,046	1,711,243
Barco NV	7,375	105,226
KBC Group NV	15,602	1,921,137
Umicore SA	42,641	749,373
		4,486,979
CHINA — 1.7%
SITC International Holdings Co. Ltd.	409,000	1,404,693
Yangzijiang Shipbuilding Holdings Ltd.	722,600	1,868,048
		3,272,741
DENMARK — 1.5%
Danske Bank AS	46,458	2,135,933
Genmab AS (b)	1,963	621,689
Sydbank AS	2,234	192,060
		2,949,682
FINLAND — 1.7%
Nokia OYJ	134,963	820,672
Nordea Bank Abp	135,015	2,386,849
Wartsila OYJ Abp	4,747	153,687
		3,361,208
FRANCE — 8.3%
AXA SA	16,450	742,290
BNP Paribas SA	4,003	342,178
Carmila SA REIT (b)	49,024	973,577
Cie de Saint-Gobain SA	12,716	1,267,663
Cie des Alpes	8,358	213,296
Covivio SA REIT	4,247	274,407
Derichebourg SA	36,746	273,868
Eiffage SA	12,691	1,751,866
Engie SA	89,424	2,271,727
Forvia SE (b)	40,738	571,799
Ipsen SA	2,198	316,925
Kaufman & Broad SA	9,048	314,870
Klepierre SA REIT	43,158	1,680,124
Legrand SA	1,090	165,067
Nexans SA	6,385	923,603
Opmobility	15,279	260,006
Security Description	Shares	Value
Rubis SCA	12,624	$481,489
Societe Generale SA	26,029	1,809,807
Technip Energies NV	18,084	706,520
Valeo SE	3,808	48,104
Vicat SACA	9,554	783,543
		16,172,729
GERMANY — 8.2%
Aroundtown SA (b)	55,860	192,319
Bayer AG	40,125	1,418,924
Bilfinger SE	6,824	804,249
Commerzbank AG	53,920	2,119,099
Deutsche Bank AG	70,369	2,498,634
Deutsche Telekom AG	69,004	2,222,039
Fresenius Medical Care AG	1,357	64,933
Fresenius SE & Co. KGaA	36,506	2,004,282
GEA Group AG	3,020	204,587
Heidelberg Materials AG	1,541	395,587
MBB SE	472	99,758
RWE AG	40,719	2,066,017
SAP SE	2,682	648,824
Siemens AG	597	158,102
Talanx AG	9,666	1,255,807
		16,153,161
HONG KONG — 1.5%
AIA Group Ltd.	98,400	1,018,655
Hutchison Port Holdings Trust Stapled Security	342,700	71,967
WH Group Ltd. (c)	1,686,000	1,762,701
		2,853,323
IRELAND — 1.1%
AerCap Holdings NV	15,600	2,090,400
ISRAEL — 2.5%
Bank Hapoalim BM	100,576	2,166,608
Bank Leumi Le-Israel BM	103,240	2,155,317
Delek Group Ltd.	1,538	402,652
Paz Retail & Energy Ltd.	381	87,144
Plus500 Ltd.	4,404	185,143
		4,996,864
ITALY — 4.0%
Intesa Sanpaolo SpA	405,813	2,629,571
OVS SpA (c)	186,413	966,588
Ryanair Holdings PLC	66,851	2,188,381
UniCredit SpA	28,086	2,088,037
		7,872,577
IVORY COAST — 0.5%
Endeavour Mining PLC	21,517	994,624
JAPAN — 23.4%
Aisin Corp.	110,600	1,969,182
Anritsu Corp.	33,400	507,075
Astellas Pharma, Inc.	59,500	750,323
Bridgestone Corp.	46,400	2,176,170
Canon Marketing Japan, Inc. (a)	21,300	933,222

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Shares	Value
Central Japan Railway Co.	3,600	$98,404
Daiwa House Industry Co. Ltd.	48,400	1,651,254
Exedy Corp.	8,800	306,597
FCC Co. Ltd.	40,900	903,708
Fuji Corp.	28,100	616,026
Fuji Seal International, Inc.	40,700	827,607
Hamakyorex Co. Ltd.	63,900	699,405
Inpex Corp.	98,300	2,097,075
JTEKT Corp.	5,100	55,445
Kanamoto Co. Ltd.	3,800	91,751
Kanematsu Corp.	26,900	594,715
Kitz Corp.	78,900	859,542
Komatsu Ltd.	58,400	1,915,747
Lintec Corp.	21,600	572,025
Marubeni Corp.	46,400	1,224,040
Max Co. Ltd.	2,500	109,997
Meidensha Corp.	14,900	553,478
Mitsubishi Electric Corp.	57,200	1,547,045
NGK Insulators Ltd.	47,100	929,391
NHK Spring Co. Ltd.	28,600	467,172
Nishio Holdings Co. Ltd.	5,100	146,820
Nomura Holdings, Inc.	290,500	2,190,750
Open House Group Co. Ltd.	14,900	875,449
Osaka Gas Co. Ltd.	52,900	1,857,971
OSG Corp. (a)	13,800	203,147
Otsuka Holdings Co. Ltd.	14,300	810,156
Raito Kogyo Co. Ltd.	29,800	645,088
Sakata INX Corp. (a)	23,900	357,872
Sankyo Co. Ltd.	41,400	716,426
SCREEN Holdings Co. Ltd.	16,000	1,317,279
SoftBank Group Corp.	15,100	1,627,114
Stanley Electric Co. Ltd.	2,300	45,031
Subaru Corp.	91,100	2,047,329
Sumitomo Bakelite Co. Ltd.	27,900	909,868
Sumitomo Corp.	16,800	527,004
Sumitomo Electric Industries Ltd.	14,900	586,018
Suzuki Motor Corp.	2,700	42,210
Taisei Corp.	3,000	256,501
TDK Corp.	5,900	96,715
Tokyo Electron Ltd.	3,500	712,822
Toyo Seikan Group Holdings Ltd.	36,400	868,387
Toyo Tire Corp.	33,200	913,032
Toyota Motor Corp.	17,000	341,111
Toyota Tsusho Corp.	53,400	1,728,472
Tsubakimoto Chain Co.	36,500	527,607
Valor Holdings Co. Ltd.	12,400	256,116
Yokogawa Electric Corp.	62,300	1,991,813
Yokohama Rubber Co. Ltd.	12,100	479,924
Yurtec Corp.	13,000	228,378
		45,762,806
LUXEMBOURG — 0.9%
ArcelorMittal SA	41,029	1,769,531
NETHERLANDS — 3.5%
ASML Holding NV	1,936	2,028,820
Koninklijke KPN NV	380,357	1,738,384
Security Description	Shares	Value
NN Group NV	28,975	$2,100,015
SBM Offshore NV	33,556	956,775
		6,823,994
SINGAPORE — 0.1%
DBS Group Holdings Ltd.	3,600	150,573
SPAIN — 3.4%
ACS Actividades de Construccion y Servicios SA	21,726	2,007,352
Banco Bilbao Vizcaya Argentaria SA	59,828	1,288,420
Banco Santander SA	206,632	2,215,483
Indra Sistemas SA (a)	18,324	977,769
Prosegur Cia de Seguridad SA	50,491	167,802
Repsol SA	4,072	75,482
		6,732,308
SWEDEN — 2.0%
AcadeMedia AB (c)	11,612	126,686
Attendo AB (c)	70,551	628,468
Clas Ohlson AB Class B	17,976	694,596
Loomis AB	21,184	852,660
Telefonaktiebolaget LM Ericsson Class B	173,463	1,673,456
		3,975,866
SWITZERLAND — 2.4%
Avolta AG	31,167	1,711,799
EFG International AG	36,646	840,308
Logitech International SA	16,999	1,910,879
Sandoz Group AG	2,592	183,018
		4,646,004
UNITED KINGDOM — 14.2%
AstraZeneca PLC	4,393	813,081
Balfour Beatty PLC	99,161	924,625
Barclays PLC	474,113	2,701,809
British American Tobacco PLC	34,500	2,020,187
Drax Group PLC	75,998	747,899
HSBC Holdings PLC	32,797	464,891
Imperial Brands PLC	49,565	2,106,015
International Consolidated Airlines Group SA (a)	344,117	1,807,867
Johnson Matthey PLC	31,475	829,604
Keller Group PLC	7,846	168,766
Lloyds Banking Group PLC	2,116,098	2,694,584
Mitie Group PLC	369,897	778,006
NatWest Group PLC	216,601	1,813,706
OSB Group PLC	69,844	529,610
Paragon Banking Group PLC	13,417	149,719
Reckitt Benckiser Group PLC	23,699	1,836,903
Serco Group PLC	22,433	75,945
Smith & Nephew PLC	108,312	1,799,696
Standard Chartered PLC	68,013	1,507,542
Tesco PLC	362,437	2,161,655
Vodafone Group PLC	1,454,954	1,811,847
		27,743,957

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 7.8%
AP Moller - Maersk AS Class A	27	$54,099
AP Moller - Maersk AS Class B	365	729,921
BP PLC	157,436	947,116
GSK PLC	117,223	2,780,739
Holcim AG	25,691	2,405,673
Nestle SA	5,703	566,750
Novartis AG	31,961	4,156,959
Roche Holding AG	8,752	3,349,141
Roche Holding AG Bearer Shares	251	99,800
Shell PLC	6,206	228,799
		15,318,997
TOTAL COMMON STOCKS (Cost $154,143,647)		188,573,131
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.98% (d) (e)	5,398,562	5,398,562
State Street Navigator Securities Lending Portfolio II (f) (g)	3,446,207	3,446,207
TOTAL SHORT-TERM INVESTMENTS (Cost $8,844,769)		8,844,769
TOTAL INVESTMENTS — 100.8% (Cost $162,988,416)		197,417,900
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(1,576,895)
NET ASSETS — 100.0%		$195,841,005

(a)	All or a portion of the shares of the security are on loan at November 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of November 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At November 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	35	12/19/2025	$4,861,046	$4,933,075	$72,029

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$188,573,131	$—	$—	$188,573,131
Short-Term Investments	8,844,769	—	—	8,844,769
TOTAL INVESTMENTS	$197,417,900	$—	$—	$197,417,900
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$72,029	$—	$—	$72,029
TOTAL OTHER FINANCIAL INSTRUMENTS:	$72,029	$—	$—	$72,029
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Industry Breakdown as of November 30, 2025

% of Net Assets
Banks	16.7%
Pharmaceuticals	7.5
Auto Components	4.5
Machinery	4.1
Construction & Engineering	3.6
Insurance	3.5
Trading Companies & Distributors	3.3
Diversified Telecommunication Services	3.0
Capital Markets	2.9
Airlines	2.9
Commercial Services & Supplies	2.5
Metals & Mining	2.4
Tobacco	2.1
Semiconductors & Semiconductor Equipment	2.1
Oil, Gas & Consumable Fuels	2.0
Electronic Equipment, Instruments & Components	1.9
Construction Materials	1.8
Wireless Telecommunication Services	1.8
Chemicals	1.7
Consumer Staples Distribution & Retail	1.5
Retail REITs	1.5
Independent Power and Renewable Electricity Producers	1.4
Health Care Providers & Services	1.4
Electrical Equipment	1.3
Communications Equipment	1.3
Automobiles	1.2
Specialty Retail	1.2
Gas Utilities	1.2
Food Products	1.2
Multi-Utilities	1.2
Marine	1.1
Technology Hardware, Storage & Peripherals	1.0
Real Estate Management & Development	0.9
Household Products	0.9
Health Care Equipment & Supplies	0.9
Containers & Packaging	0.9
Energy Equipment & Services	0.8
Financial Services	0.6
Building Products	0.6
Household Durables	0.6
IT Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Diversified REITs	0.5
Leisure Equipment & Products	0.4
Air Freight & Logistics	0.4
Software	0.3
Biotechnology	0.3
Industrial Conglomerates	0.1
Hotels, Restaurants & Leisure	0.1
Diversified Consumer Services	0.1
Ground Transportation	0.1
Transportation Infrastructure	0.0*
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,529,029	$5,529,029	$11,483,421	$11,613,888	$—	$—	5,398,562	$5,398,562	$44,059
State Street Navigator Securities Lending Portfolio II	4,505,110	4,505,110	14,812,622	15,871,525	—	—	3,446,207	3,446,207	4,081
Total		$10,034,139	$26,296,043	$27,485,413	$—	$—		$8,844,769	$48,140
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments
November 30, 2025  (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's Portfolio securities to no longer reflect their value at the time of the Fund's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the  Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments  (continued)
November 30, 2025  (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of November 30, 2025 is disclosed in the Fund’s respective Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in the Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended November 30, 2025, the Fund entered into futures contracts in order to equitize cash.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2025, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.